Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	€ 2,350	€ 2,433	[1]	€ 2,164
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross	29
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount		5
Unused tax credits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, tax	583	595
Unremitted earnings [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross	1,758
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount	454
Tax losses and credits carried forward
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	2,564	2,858
Deferred tax assets recognized for tax losses, tax	€ 573	€ 635

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.